Debt, textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Compensating Balance, Amount	$ 15,000
[RoyalBankOfScotlandRevolvingCreditFacilityFebruary2005Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	Feb. 18, 2005
Maximum Borrowing Capacity	230,000
[RevolvingCreditFacilityMember]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date	May 24, 2006
Maximum Borrowing Capacity	300,000
Percentage Of Borrowings To Market Value	75.00%
Line of Credit Facility, Interest Rate Description	LIBOR plus a margin
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.25%
Long-term Debt, Weighted Average Interest Rate	1.10%	1.10%
Line of Credit Facility, Date of First Required Payment	May 24, 2012
Line of Credit Facility, Periodic Payment, Principal	15,000
Line of Credit Facility, Frequency of Payments	semiannually
Final Debt Principal Payment	165,000
Line of Credit Facility, Expiration Date	May 24, 2016
Line of Credit Facility, Priority	first priority or preferred ship mortgage
Number Of Vessels Collateral For Debt	16
Compensating Balance, Description	minimum liquidity of $400 per each vessel in the fleet mortgaged under or financed through the credit facility
Compensating Balance, Amount	$ 6,800	$ 6,000
Debt Instrument, Covenant Description	The credit facility contains covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness, as well as minimum requirements regarding hull cover ratio, minimum liquidity of $400 per each vessel in the fleet mortgaged under or financed through the credit facility and other financial covenants.
Line of Credit Facility, Dividend Restrictions	The Company is not permitted to pay any dividends that would result in a breach of the financial covenants of the facility.
[RevolvingCreditFacilityMember] | [MaximumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	0.85%
[RevolvingCreditFacilityMember] | [MinimumMember]
Debt Instrument [Line Items]
Loan Margin Percentage	0.75%